Concentrations	12 Months Ended
Dec. 31, 2011
Concentrations

21. Concentrations

Approximately 66% of the Company’s total dialysis and related lab services revenues in 2011, 66% in 2010 and 65% in 2009 are from government-based programs, principally Medicare and Medicaid. Accounts receivable and other receivables, from Medicare, including Medicare-assigned plans, and Medicaid, including Medicaid-assigned plans, were approximately $617,200 and $554,300, respectively as of December 31, 2011 and 2010. No other single payor accounted for more than 5% of total accounts receivable.

EPO is a significant physician-prescribed pharmaceutical that is administered during dialysis and is provided by a sole supplier. The amount of EPO that is separately billable accounted for approximately 3% and 18% of the dialysis and related lab services net operating revenues in 2011 and 2010, respectively. As long as certain conditions are met by the Company, the agreement with Amgen limits their ability to unilaterally decide to increase the price it charges the Company for EPO.